Shareholders Capital - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		130,395
Percentage of share purchase and cancel		10.00%
Purchase and cancel of shares | $		$ 10
Events After Reporting Period [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel			155,168
Purchase and cancel of shares | $			$ 4
Major ordinary share transactions [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel	15,888
Purchase and cancel of shares | $	$ 1
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		1,148,771